Financial Instruments - Summary of Significant Exchange Rates Applied (Detail)	12 Months Ended
	Mar. 31, 2018 $ / ₨	Mar. 31, 2018 $ / ₨ $ / €	Mar. 31, 2017 $ / ₨	Mar. 31, 2017 $ / ₨ $ / €	Mar. 31, 2018 $ / €	Mar. 31, 2017 $ / €
Foreign Exchange Rates [Abstract]
Average exchange rate per unit	0.0155	1.1705	0.0149	1.0975
Reporting date rate per unit	0.0154	0.0154	0.0154	0.0154	1.2324	1.0682